Fees and Expenses - Texas Capital Government Money Market Fund	Nov. 25, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees on your purchases and sales of Shares, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Lonestar Class Shares	Institutional Class Shares
Management Fee	0.20%	0.20%
Distribution and Service (12b-1) Fee	0.25%	0.00%
Other Expenses(1)	3.12%	3.12%
Total Annual Fund Operating Expenses	3.57%	3.32%
Less Fee Waiver/Expense Reimbursement(2)	(3.07)%	(3.12)%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement(2)	0.50%	0.20%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	Texas Capital Bank Wealth Management Services, Inc., doing business as Texas Capital Bank Private Wealth Advisors (the “Adviser”), has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.20% and 0.25% of the Fund’s average daily net assets with respect to Institutional Class Shares and Lonestar Class Shares, respectively (the “Expense Limit”) through April 30, 2027. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.

Expense Example [Heading]	Example
Expense Example, With Redemption [Table]
	1 year	3 years
Lonestar Class Shares	$51	$808
Institutional Class Shares	$20	$728